Related Party Disclosures - Summary of Transactions With Related Parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (236)	£ (861)	£ (261)
Interest, fees and other expenses paid	1,176	549	463
Amounts owed by related parties	5,387	5,623
Amounts owed to related parties	(15,492)	(17,384)
Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(8)	(710)	(164)
Interest, fees and other expenses paid	414	47	33
Amounts owed by related parties	800	1,363
Amounts owed to related parties	(1,062)	(1,673)
Immediate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(7)	(6)	(6)
Interest, fees and other expenses paid	504	308	263
Amounts owed by related parties	0	1
Amounts owed to related parties	(13,279)	(14,390)
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(38)	(69)	(57)
Interest, fees and other expenses paid	203	177	163
Amounts owed by related parties	101	108
Amounts owed to related parties	(370)	(348)
Joint ventures
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(183)	(76)	(34)
Interest, fees and other expenses paid	55	17	£ 4
Amounts owed by related parties	4,486	4,151
Amounts owed to related parties	£ (781)	£ (973)